DEVELOPMENT-STAGE RISKS AND LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amount of accumulated undistributed earnings	$ 88,392,895	$ 17,378,637	$ 14,784,691
Management cash	1,317,900	$ 8,835	$ 129,186
Series A One Preferred Stock [Member]
Sale of preferred stock	$ 2,000,000